Corporate information	12 Months Ended
Dec. 31, 2022
Disclosure Of Corporate Information [Abstract]
Corporate information
1.
Corporate information

Farfetch Limited (the “Company”) is an exempted company incorporated with limited liability under the Companies Act (as amended) of the Cayman Islands, as amended and restated from time to time (the “Companies Act”). The principal place of business is The Bower, 211 Old Street, London, EC1V 9NR, United Kingdom. Farfetch Limited and its subsidiary undertakings (the “Group”) is principally engaged in the following:

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providing an online marketplace at Farfetch.com (and related suffixes) as well as the Farfetch app for retailers and brands to be able to offer their products for sale to the public (including associated services such as production, logistics, customer services and payment processing);
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web design, build, development and retail distribution for retailers and brands to enable them to offer their products to the public;
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operating retail stores, which include directly-operated stores (including Browns, New Guards, Stadium Goods and Violet Grey) and branded (Off-White, Palm Angels, Ambush) stores;
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providing a platform for the development of global luxury fashion brands.

These financial statements were authorized for issue by the Board on March 8, 2023.

Effects of the COVID-19 pandemic and Russia-Ukraine conflict

More than two years after the COVID-19 pandemic was declared, it is still impossible to predict all the effects and the ultimate impact of the COVID-19 pandemic, as the situation continues to evolve and cause uncertainties within the global economy. The extent of these impacts on our financial and operating results will be dictated by the length of time that the pandemic and the related counter-measures continue, in addition to individuals’ and companies’ risk tolerance regarding health matters going forward. Management will continue to closely monitor the effects of the pandemic, including its impact on inventories and other significant estimates. During March 2022, the Chinese government implemented new lockdowns in major cities such as Shanghai and Shenzhen, resulting in significant disruption to the China market. During October 2022, the Chinese government initiated a further series of lockdowns. During the year ended December 31, 2022, mainland China revenues on a demand basis decreased 23% compared to the year ended December 31, 2021.

During February 2022, Russia invaded Ukraine. Sanctions imposed by other nations in response, including the United States and United Kingdom, resulted in a pause of our Russian operations and deliveries to Russian customers. During the year ended December 31, 2022, Russia revenues on a demand basis decreased 83% compared to the year ended December 31, 2021.

Both mainland China and Russia revenues on a demand basis are included within Other within our segmental disclosure as these represent less than 10 percent of our consolidated revenues.